Due from Related Parties (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2010 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co .Ltd USD ($)	Dec. 31, 2011 Shanghai Juxi Network Technology Co .Ltd CNY
Related Party Transaction [Line Items]
Due from related parties	$ 541,813	3,410,114	25,000,000	$ 535,377	3,369,609	$ 3,757	23,642	25,000,000	$ 2,679	16,863